Property, plant and equipment (Details 1) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation for the year	₨ 491
Ending balance	1,389
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	962
Recognition of right of use asset on initial application of IFRS 16	1,153
Adjusted balance as at April 1, 2019	2,115
Additions	253
Disposals	(57)
Effect of changes in foreign exchange rates	48
Ending balance	2,359
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	499
Depreciation for the year	491
Disposals	(42)
Effect of changes in foreign exchange rates	22
Ending balance	970
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	78
Land [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	73
Recognition of right of use asset on initial application of IFRS 16	0
Adjusted balance as at April 1, 2019	73
Additions	0
Disposals	0
Effect of changes in foreign exchange rates	5
Ending balance	78
Land [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Depreciation for the year	0
Disposals	0
Effect of changes in foreign exchange rates	0
Ending balance	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	944
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	840
Recognition of right of use asset on initial application of IFRS 16	723
Adjusted balance as at April 1, 2019	1,563
Additions	87
Disposals	(1)
Effect of changes in foreign exchange rates	39
Ending balance	1,688
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	454
Depreciation for the year	267
Disposals	(1)
Effect of changes in foreign exchange rates	24
Ending balance	744
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	4
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12
Recognition of right of use asset on initial application of IFRS 16	2
Adjusted balance as at April 1, 2019	14
Additions	3
Disposals	0
Effect of changes in foreign exchange rates	1
Ending balance	18
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12
Depreciation for the year	1
Disposals	0
Effect of changes in foreign exchange rates	1
Ending balance	14
Furniture Fixtures And Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	32
Furniture Fixtures And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Recognition of right of use asset on initial application of IFRS 16	28
Adjusted balance as at April 1, 2019	28
Additions	17
Disposals	0
Effect of changes in foreign exchange rates	0
Ending balance	45
Furniture Fixtures And Office Equipment [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Depreciation for the year	13
Disposals	0
Effect of changes in foreign exchange rates	0
Ending balance	13
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	331
Vehicles [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	37
Recognition of right of use asset on initial application of IFRS 16	400
Adjusted balance as at April 1, 2019	437
Additions	146
Disposals	(56)
Effect of changes in foreign exchange rates	3
Ending balance	530
Vehicles [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	33
Depreciation for the year	210
Disposals	(41)
Effect of changes in foreign exchange rates	(3)
Ending balance	₨ 199